Personnel expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel expense
Wages and salaries	€ 12,888	€ 11,490	€ 11,568
Employee stock option plan	65	304	671
Social security contributions	2,684	2,391	2,289
Total employee benefits expense	15,637	14,185	14,528
MetallRente	56	59	65
German state plan
Personnel expense
Mandatory employer's contribution	€ 781	€ 719	€ 754